INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Other accrued liabilities	$ 122.9	$ 125.9
Loss carryforwards	86.0	106.3
Share-based compensation	70.9	70.1
Pension and other comprehensive income	357.3	160.9
Foreign tax credits	15.6	29.9
Other, net	78.2	150.0
Valuation allowance	(74.2)	(88.3)
Total deferred tax assets	656.7	554.8
Deferred tax liabilities
Property plant and equipment basis differences	269.2	287.3
Intangible assets	1,392.2	1,488.0
Unremitted foreign earnings	37.4	94.5
Other, net	126.1	132.0
Total deferred tax liabilities	1,824.9	2,001.8
Net deferred tax liabilities balance	$ (1,168.2)	$ (1,447.0)